Schedule of Investments (unaudited)	iShares® MSCI Global Gold Miners ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.4%
De Grey Mining Ltd.(a)(b)	7,019,063	$5,314,842
Emerald Resources NL(a)	962,457	2,389,395
Genesis Minerals Ltd.(a)	3,864,919	4,829,583
Gold Road Resources Ltd.	3,928,677	4,311,717
West African Resources Ltd.(a)	4,752,086	4,846,693
		21,692,230
Canada — 52.6%
Agnico Eagle Mines Ltd.	985,394	67,201,565
Alamos Gold Inc., Class A	993,355	16,609,971
B2Gold Corp.	3,349,302	9,436,384
Barrick Gold Corp.	3,440,801	58,695,200
Calibre Mining Corp.(a)	3,054,733	4,617,007
Centerra Gold Inc.	818,665	5,628,153
Eldorado Gold Corp.(a)	594,841	9,619,059
Equinox Gold Corp.(a)	1,245,519	6,762,420
IAMGOLD Corp.(a)	1,889,249	7,429,748
Karora Resources Inc.(a)	1,009,156	4,094,525
Kinross Gold Corp.	2,831,710	22,999,398
Lundin Gold Inc.	403,125	5,953,928
New Gold Inc.(a)	2,957,779	6,466,988
SSR Mining Inc.	597,726	3,188,281
Torex Gold Resources Inc.(a)	352,365	5,545,493
Wesdome Gold Mines Ltd.(a)	631,860	5,155,203
Wheaton Precious Metals Corp.	402,223	22,030,116
		261,433,439
China — 4.2%
Zijin Mining Group Co. Ltd., Class A	539,435	1,295,217
Zijin Mining Group Co. Ltd., Class H	9,222,000	19,586,743
		20,881,960
Indonesia — 0.7%
Aneka Tambang Tbk	36,443,200	3,289,539

Peru — 1.8%
Cia. de Minas Buenaventura SAA, ADR	493,755	8,838,214

Russia — 0.0%
Polyus PJSC(a)(c)	62,547	7

South Africa — 12.0%
Anglogold Ashanti PLC, NVS	907,099	21,769,147
DRDGOLD Ltd.	3,416,310	2,897,112
Security	Shares	Value

South Africa (continued)
Gold Fields Ltd.	1,390,135	$21,879,250
Harmony Gold Mining Co. Ltd.	1,440,247	13,206,687
		59,752,196
Turkey — 0.6%
Koza Altin Isletmeleri AS	4,718,859	3,057,723

United Kingdom — 2.2%
Centamin PLC	4,140,790	6,333,943
Hochschild Mining PLC(a)	1,949,894	4,679,828
		11,013,771
United States — 21.1%
Coeur Mining Inc.(a)(b)	1,304,181	7,499,041
Newmont Corp.	2,321,967	97,383,296
		104,882,337

Total Long-Term Investments — 99.6%
(Cost: $460,122,645)		494,841,416

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	2,313,623	2,314,317
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	160,000	160,000

Total Short-Term Securities — 0.5%
(Cost: $2,473,567)		2,474,317

Total Investments — 100.1%
(Cost: $462,596,212)		497,315,733

Liabilities in Excess of Other Assets — (0.1)%		(325,401)

Net Assets—100.0%		$496,990,332

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,721,998	$—		$(1,406,916	)(a)	$(551)	$(214)	$2,314,317	2,313,623	$7,823	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	110,000	50,000	(a)	—		—	—	160,000	160,000	11,239		—
						$(551)	$(214)	$2,474,317		$19,062		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	10	06/20/24	$1,958	$(1,186)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$378,211,713	$116,629,696	$7	$494,841,416

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,474,317	$—	$—	$2,474,317
	$380,686,030	$116,629,696	$7	$497,315,733
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,186)	$—	$—	$(1,186)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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